Acquisition (Details) - Schedule of Consideration Paid Allocated to the assets and Liabilities (Parentheticals) - Acquisition [Member]	Aug. 18, 2021 shares
Preferred Series AA Stock [Member]
Acquisition (Details) - Schedule of Consideration Paid Allocated to the assets and Liabilities (Parentheticals) [Line Items]
Fair value of shares	1,000,000
Preferred Series DD Stock [Member]
Acquisition (Details) - Schedule of Consideration Paid Allocated to the assets and Liabilities (Parentheticals) [Line Items]
Fair value of shares	8,974